UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Name:    John Hancock Life Insurance Company (U.S.A.)
Address: 601 Congress Street
         Boston, MA 02110-2805


Form 13F File Number: 028-03983

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Maureen Milet
Title: Vice President & Chief Compliance Officer-Investments
Phone: (617) 572-0203


            Maureen Milet         Boston, MA          February 25, 2013
            -------------         -------------       -----------------
            [Signature]           [City, State]       [Date]

NOTE: The original filing was made under the name John Hancock Life Insurance Company.


Report Type (check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this report manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:    NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                             1

Form 13F Information Table Entry Total:                                       72

Form 13F Information Table Value Total:                  US $145,081 (thousands)


List of Other Included Managers:

No.           Form 13F File Number         Name
1                                          Maritime Life Assurance Company

                                                         Shares
                          Title       CUSIP     Value    or Prn    SH/ Put/  Investment    Other       VOTING AUTHORITY
Name of Issuer            of Class    Number    (x$1000) Amount    PRN Call  Discretion    Manager SOLE      SHARED     NONE
ABER DIAMOND CORP         COM         002893105    514      18,200 SH        DEFINED       1               0     18,200 0
AGNICO EAGLE MINES, LTD.  COM         008474108    592      23,200 SH        DEFINED       1               0     23,200 0
ALCAN INC                 COM         013716105  2,061      52,500 SH        DEFINED       1               0     52,500 0
ALLIANCE ATLANTIS         COM         01853E204    240      12,900 SH        DEFINED       1               0     12,900 0
AMPEX CORP.               COM         032092108     21     186,411 SH        SOLE                    186,411          0 0
ANGIOTECH PHARM           COM         034918102    328       5,200 SH        SOLE                          0          0 0
BALLARD POWER SYSTEMS     COM         05858H104    409      27,900 SH        DEFINED       1               0     27,900 0
BANK OF MONTREAL          COM         063671101  2,568      69,600 SH        DEFINED       1               0     69,600 0
BCE INC.                  COM         05534B109     59      10,800 SH        DEFINED       1               0     10,800 0
BIOMIRA                   COM         09161R106     22      17,700 SH        DEFINED       1               0     17,700 0
BOARDWALK EQUITIES        COM         096613104    161      10,800 SH        DEFINED       1               0     10,800 0
BRASCAN CORP              COM         10549P606  6,342     200,000 SH        DEFINED       1               0    200,000 0
BROOKFIELD PPTYS          COM         112900105    847      27,709 SH        DEFINED       1               0     27,709 0
BUDGET GROUP, INC.        COM         119003101    258   1,290,679 SH        SOLE                  1,290,679          0 0
CANADIAN 88 ENERGY        COM         13566G509    111      45,400 SH        DEFINED       1               0     45,400 0
CANADIAN IMPERIAL BANK    COM         136069101 12,764     315,400 SH        DEFINED       1               0    315,400 0
CANADIAN LIFE FINANCIAL   COM         135113108  1,732      54,200 SH        DEFINED       1               0     54,200 0
CANADIAN NATIONAL RY      COM         136375102  3,439      58,000 SH        DEFINED       1               0     58,000 0
CANADIAN PACIFIC RY       COM         13645T100  2,971      79,000 SH        DEFINED       1               0     79,000 0
CERTICOM CORP             COM         156915100    192       6,000 SH        DEFINED       1               0      6,000 0
CHC HELICOPTER CORP       COM         12541C203    207       6,000 SH        DEFINED       1               0      6,000 0
COGNICASE INC             COM         192423100     55      20,900 SH        DEFINED       1               0     20,900 0
COINSTAR INC.             COM         19259P300    856      35,000 SH        SOLE                     35,000          0 0
COREL CORP.               COM         21868Q109     26      26,800 SH        DEFINED       1               0     26,800 0
CREO PRODUCTS             COM         13566G509    134      16,800 SH        DEFINED       1               0     16,800 0
CRYPTOLOGIC INC           COM         228906103     73       3,100 SH        DEFINED       1               0      3,100 0
CRYSTALLEX INTL CORP      COM         22942F101     82      26,100 SH        DEFINED       1               0     26,100 0
DECOMA INTL               COM         13566G509     91       7,000 SH        DEFINED       1               0      7,000 0
DESCARTES SYSTEMS         COM         249906108     64      17,400 SH        DEFINED       1               0     17,400 0
DEVON ENERGY CORP         COM         25179M103  3,869     154,747 SH        SOLE                    154,747          0 0
DOREL INDUSTRIES          COM         25822C205    290       9,300 SH        DEFINED       1               0      9,300 0
ECHO BAY MINES            COM         278751102    172      96,600 SH        DEFINED       1               0     96,600 0
EXFO-ELECTRO OPTIC        COM         302043104     77       7,700 SH        DEFINED       1               0      7,700 0
ENBRIDGE INC.             COM         29250N105  9,684     209,300 SH        DEFINED       1               0    209,300 0
EXTENDICARE INC.          COM         30224T871     87      20,900 SH        DEFINED       1               0     20,900 0
FIRSTSERVICE CORP         COM         33761N109    136       4,400 SH        DEFINED       1               0      4,400 0
FOUR SEASONS HOTELS       SUB VTG SH  35100E104    404       7,906 SH        DEFINED       1               0      7,906 0
FORDING INC               COM         345426100    397      17,000 SH        DEFINED       1               0     17,000 0
GSI LUMONICS              COM         345426100    107      13,400 SH        DEFINED       1               0     13,400 0
GLAMIS GOLD, LTD.         COM         376775102    545      37,000 SH        DEFINED       1               0     37,000 0
GOLDCORP INC              COM         380956409  1,074      61,000 SH        DEFINED       1               0     61,000 0
GOLDEN STATE VINTNERS     COM         38121K208  2,305     658,695 SH        SOLE                    658,695          0 0
HUMMINGBIRD COMMUN        COM         44544R101    143       6,200 SH        DEFINED       1               0      6,200 0
HURRICANE HYDROCARBON     COM         44779E106    301      19,300 SH        DEFINED       1               0     19,300 0
ID BIOMEDICAL             COM         44936D108     56      10,400 SH        DEFINED       1               0     10,400 0
INTERTAPE PLYMR GRP       COM         460919103    106      11,200 SH        DEFINED       1               0     11,200 0
INTRAWEST CORP.           COM         460915200    304      15,400 SH        DEFINED       1               0     15,400 0
IPSCO INC.                COM         462622101    221      15,800 SH        SOLE                     15,800          0 0
KINROSS GOLD              COM         496902107    419     120,200 SH        DEFINED       1               0    120,200 0
K-SWISS, INC              COM         482686102  5,196     200,000 SH        SOLE          1               0    200,000 0
LEITCH                    COM         52543H107     62       9,700 SH        DEFINED       1               0      9,700 0
LODGENET ENTERTAINMENT    COM         540211109  2,302     160,000 SH        SOLE                    160,000          0 0
MDC CORPORATION           COM         55267W309    108       5,300 SH        DEFINED       1               0      5,300 0
METHANEX                  COM         59151K108    376      27,600 SH        DEFINED       1               0     27,600 0
MOORE CORP, LTD           COM         615785102    425      38,100 SH        DEFINED       1               0     38,100 0
NABORS INDUSTRIES, INC.   COM         629568106  3,939     337,900 SH        SOLE                    337,900          0 0
NORANDA                   COM         655422103  1,942     130,000 SH        DEFINED       1               0    130,000 0
OPEN TEXT CORP.           COM         683715106    267       6,700 SH        DEFINED       1               0      6,700 0
PAN AMERICAN SILVER       COM         697900108    135      13,900 SH        DEFINED       1               0     13,900 0
PETRO CANADA              COM         71644E102  4,423      95,000 SH        DEFINED       1               0     95,000 0
QLT PHOTOTHERAPEUT        COM         746927102    273      22,700 SH        DEFINED       1               0     22,700 0
QUEBECOR PRINTING         COM         748203106  3,573      95,600 SH        DEFINED       1               0     95,600 0
RESEARCH IN MOTION        COM         760975102    280      19,900 SH        DEFINED       1               0     19,900 0
ROYAL BANK OF CDA         COM         788087102 13,217     250,800 SH        SOLE                          0          0 0
STEINWAY MUSICAL INST.    COM         858495104 29,961   1,505,553 SH        SOLE                  1,505,553          0 0
TESCO CORP.               COM         88157K101    153      11,500 SH        DEFINED       1               0     11,500 0
TORONTO DOMINION          COM         891160509  7,248     261,000 SH        DEFINED       1               0     22,300 0
TRANS CANADA PPLNS        COM         893526103 10,560     397,000 SH        SOLE                          0          0 0
VASOGEN                   COM         92232F103     47      15,200 SH        DEFINED       1               0     12,600 0
VERIZON COMMUNICATIONS    COM         92343V104  2,536      84,116 SH        SOLE                     84,116          0 0
WESTCAST INDUSTRIES       COM         92232F103     99       1,900 SH        DEFINED       1               0     12,600 0
WESTAIM CORP              COM         956909105     44      25,600 SH        DEFINED       1               0     22,300 0